Revenue - Schedule of Revenue Disaggregated by Product Categories (Details)	12 Months Ended
	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 SGD ($)
Sales of products – at a point in time
Total revenue	$ 43,796,144	$ 32,574,298	$ 41,353,555	$ 37,643,696
Safety equipment [Member]
Sales of products – at a point in time
Total revenue	30,659,376	22,803,553	28,504,510	24,468,513
Auxiliary products [Member]
Sales of products – at a point in time
Total revenue	$ 13,136,768	$ 9,770,745	$ 12,849,045	$ 13,175,183